CONDENSED PARENT COMPANY FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
CONDENSED PARENT COMPANY FINANCIAL INFORMATION
CONDENSED BALANCE SHEETS

	December,31
	2020	2019
ASSETS
Current Assets
Cash	$5,339	$103,628
Due from related parties	32,236	32,236
Total Current Assets	37,575	135,864
Investments in subsidiaries	137,977,216	118,070,724
TOTAL ASSETS	$138,014,791	$118,206,588

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current Liabilities
Other payables and accrued liabilities	$21,521	$191,917
Due to related parties	3,339,072	2,297,639
Total Current Liabilities	3,360,593	2,489,556
TOTAL LIABILITIES	$3,360,593	$2,489,556

EQUITY
Shareholders’ Equity
Ordinary shares, $0.01 par value: 100,000,000 shares authorized; 20,000,000 shares issued; 19,791,110 shares outstanding as of December 31, 2020 and 2019	$200,000	$200,000
Additional paid-in capital	33,971,455	33,971,455
Statutory reserve	10,486,495	9,043,010
Retained earnings	88,116,913	78,484,535
Accumulated other comprehensive income/(loss)	2,071,488	(5,789,815)
Treasury stock, at cost: 208,890 shares as of December 31, 2020 and 2019	(192,153)	(192,153)
TOTAL SHAREHOLDERS’ EQUITY	134,654,198	115,717,032
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$138,014,791	$118,206,588

CONDENSED STATEMENTS OF OPERATIONS

	Year Ended December,31
	2020	2019	2018

REVENUES	$—	$—	$—
COST OF GOODS SOLD	—	—	—
GROSS PROFIT	—	—	—
Selling expenses	—	—	—
General and administrative expenses	769,552	383,325	263,002
Total Operating Expenses	769,552	383,325	263,002

LOSS FROM OPERATIONS	(769,552)	(383,325)	(263,002)
Financial expenses, net	(199,764)	(116,865)	268
Equity in income of subsidiaries	12,045,179	11,378,898	10,927,690
INCOME BEFORE INCOME TAX	11,075,863	10,878,708	10,664,956
INCOME TAX	—	—	—
NET INCOME	11,075,863	10,878,708	10,664,956
OTHER COMPREHENSIVE INCOME
Foreign currency translation gain (loss)	7,861,303	(1,744,846)	(6,284,660)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	7,861,303	(1,744,846)	(6,284,660)
COMPREHENSIVE INCOME (LOSS)	$18,937,166	$9,133,862	$4,380,296

CONDENSED STATEMENTS OF CASH FLOWS

	Year Ended December,31
	2020	2019	2018

CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$11,075,863	$10,878,708	$10,664,956
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in earnings of subsidiaries	(12,045,179)	(11,378,898)	(10,927,690)
Other payables and accrued liabilities	(170,396)	(13,083)	(1,046,423)
Due to shareholder	—	(1,663,022)	1,311,523
Due from related parties	—	(32,236)	—
Due to related parties	1,041,433	2,297,639	—
Net cash provided by / (used in) operating activities	(98,279)	89,108	2,366

CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash provided by / (used in) investing activities	—	—	—

CASH FLOWS FROM FINANCING ACTIVITIES:
Net cash used in financing activities	—	—	—

INCREASE / (DECREASE) IN CASH	(98,279)	89,108	2,366
Effect of exchange rate changes on cash	(10)	9,724	(537)
Cash at beginning of period	103,628	4,796	2,967
CASH AT END OF PERIOD	$5,339	$103,628	$4,796